Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Oct. 25, 2013
Document Effective Date	Oct. 28, 2013
Prospectus Date	Oct. 28, 2013
Davidson Multi-Cap Equity Fund | Class A
Risk/Return:
Trading Symbol	DFMAX
Davidson Multi-Cap Equity Fund | Class C
Risk/Return:
Trading Symbol	DFMCX
Davidson Multi-Cap Equity Fund | Class I
Risk/Return:
Trading Symbol	DFMIX
Davidson Small/Mid Equity Fund | Class A
Risk/Return:
Trading Symbol	DFSAX
Davidson Small/Mid Equity Fund | Class C
Risk/Return:
Trading Symbol	DFSOX